ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)


                      ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

     PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
                                (the "Contracts")

       Supplement dated March 15, 2001 to the Prospectus dated May 1, 2000 as revised May 31, 2000 and December 31, 2000


The section of the Prospectus entitled "OVERVIEW - Will Any Penalties or Charges Apply If I Surrender a Contract?" is amended by substituting the following for the first two sentences currently appearing in that section of the prospectus:

Will Any Penalties or Charges Apply If I Surrender a Contract?
A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 8% for each purchase payment. For CDSC purposes, any bonus credited to a purchase payment is deemed to be part of that purchase payment.


The section of the Prospectus entitled "ACCUMULATION PERIOD - Purchase Payments" is amended by substituting the following for the first two sentences and the chart currently appearing in that section of the prospectus:

Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

------------------------------------------------ ---------------------- -----------------------
                                                     Tax-Qualified         Non-Tax-Qualified
------------------------------------------------ ---------------------- -----------------------
------------------------------------------------ ---------------------- -----------------------
Minimum initial purchase payment                 $ 2,000                $ 10,000
------------------------------------------------ ---------------------- -----------------------
------------------------------------------------ ---------------------- -----------------------
Minimum monthly under periodic payment program   $ 50                   $ 100
------------------------------------------------ ---------------------- -----------------------
------------------------------------------------ ---------------------- -----------------------
Minimum additional payments                      $ 50                   $ 50
------------------------------------------------ ---------------------- -----------------------
------------------------------------------------ ---------------------- -----------------------
Maximum total purchase payments                  $ 500,000 or Company   $ 500,000 or Company
                                                    approval               approval
------------------------------------------------ ---------------------- -----------------------


The section of the Prospectus entitled "ACCUMULATION PERIOD - Purchase Payment Bonus" is amended by substituting the following for the first sentence currently appearing in that section of the prospectus:

Purchase Payment Bonus
A bonus in the amount of 4% of each purchase payment will be credited to the Account Value.